Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-1

Collection Period	09/01/14-09/30/14
Determination Date	10/9/2014
Distribution Date	10/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$570,599,219.45
2.	Collections allocable to Principal				$19,995,306.79
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,709,973.87

5.	Pool Balance on the close of the last day of the related Collection Period				$548,893,938.79
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				41,404
7.	Initial Pool Balance				$1,045,000,032.53

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$25,374,219.29		$3,668,938.63
	c.	Class A-3 Note Balance	$332,000,000.00		$332,000,000.00
	d.	Class A-4 Note Balance	$151,048,000.00		$151,048,000.00
	e.	Class B Note Balance	$14,630,000.00		$14,630,000.00
	f.	Class C Note Balance	$27,692,000.00		$27,692,000.00
	g.	Class D Note Balance	$14,630,000.00		$14,630,000.00

	h.	Note Balance (sum a - g)	$565,374,219.29		$543,668,938.63
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0724978		0.0104827
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.5410280		0.5202574
10.	Overcollateralization Target Amount				$5,225,000.16
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,225,000.16
12.	Weighted Average Coupon			%	7.73%
13.	Weighted Average Original Term			months	67.25
14.	Weighted Average Remaining Term			months	44.53

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,675,575.73
	b.	Liquidation Proceeds allocable to Finance Charge			$1,585.28
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,677,161.01
16.	Principal:
	a.	Collections allocable to Principal			$19,995,306.79
	b.	Liquidation Proceeds allocable to Principal			$702,619.62
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$20,697,926.41
17.	Total Finance Charge and Principal Collections (15d + 16d)				$24,375,087.42
18.	Interest Income from Collection Account				$1,080.62
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17 + 18 + 19)				$24,376,168.04

Available Funds

21.	Available Collections		$24,376,168.04
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$24,376,168.04

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$475,499.35
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$475,499.35

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,566.25
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,566.25

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$8,880.98
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$8,880.98
	i.	Class A-3 Monthly Interest	$166,000.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$166,000.00
	m.	Class A-4 Monthly Interest	$112,027.27
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$112,027.27
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$15,117.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$15,117.67
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,538.07
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,538.07
32.	Tertiary Principal Distributable Amount		$1,850,280.50
33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,261.42
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,261.42
34.	Quaternary Principal Distributable Amount		$14,630,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$17,321,171.51
36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,225,000.16
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,677,161.01
	b.	Total Daily Deposits of Principal Collections	$20,697,926.41
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,080.62

	e.	Total Deposits to Collection Account (sum a - d)	$24,376,168.04
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$475,499.35
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,566.25
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$22,067,106.07
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,829,996.37

	f.	Total Withdrawals from Collection Account (sum a - e)	$24,376,168.04

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$8,880.98
	c.	Class A-3 Interest Distribution	$166,000.00
	d.	Class A-4 Interest Distribution	$112,027.27
	e.	Class B Interest Distribution	$15,117.67
	f.	Class C Interest Distribution	$35,538.07
	g.	Class D Interest Distribution	$24,261.42
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$21,705,280.66
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$22,067,106.07
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$21,714,161.64
	c.	Class A-3 Distribution	$166,000.00
	d.	Class A-4 Distribution	$112,027.27
	e.	Class B Distribution	$15,117.67
	f.	Class C Distribution	$35,538.07
	g.	Class D Distribution	$24,261.42

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$22,067,106.07

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,829,996.37
	b.	Reserve Account surplus (Ln 55)	$142.46

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,830,138.83
46.	Withdrawals
	a.	Certificateholder Distribution	$1,830,138.83

	b.	Total Withdrawals from Certificate Payment Account	$1,830,138.83

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,612,500.08	$2,612,500.08
	b.	Note Balance	$543,668,938.63
48.	Required Reserve Account Amount		$2,612,500.08

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,612,500.08
50.	Investment Earnings			$142.46
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,612,642.54
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$142.46

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,612,500.08
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$475,499.35
60.	Amount to be paid to Backup Servicer from the Collection Account			$3,566.25
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$22,067,106.07
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$1,829,996.37
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$142.46
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$21,714,161.64
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$166,000.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$112,027.27
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$15,117.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$35,538.07
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,261.42
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$1,830,138.83

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$1,005,768.97
74.	Cumulative Net Losses			$11,309,839.52
75.	Cumulative Net Loss Percentage			1.0823%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	1,051	$16,279,076.40
	b.	61 to 90 days past due	370	$5,812,690.45
	c.	91 or more days past due	126	$1,913,498.48

	d.	Total Past Due (sum a - c)	1,547	24,005,265.33

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,319,291,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer